Retirement Plan (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Retirement contribution, description	Under the plan, participants may defer up to 6% of their annual compensation, with Syntec Optics matching 50% of employee contributions.		Under the plan, participants may defer up to 84% of their annual compensation, with Syntec matching 50% of employee contributions not to exceed 6% of annual compensation.
Retirement contribution amount	$ 42,000	$ 49,000	$ 187,159	$ 196,198